UNAUDITED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Common Stock | Common Stock
Increase (decrease) in stockholders' (deficit) equity
Balance at the beginning	$ 106	$ 106	$ 0	$ 106
Balance at the beginning (in shares)	1,060,000	1,060,000	0	1,060,000
Sale of 1,060,000 Private Placement Shares			$ 106
Sale of 1,060,000 Private Placement Shares (in shares)			1,060,000
Accretion of Class A Common Stock to redemption	$ 0
Balance at the end	$ 106	$ 106	$ 106	$ 106
Balance at the end (in shares)	1,060,000	1,060,000	1,060,000	1,060,000
Class A Common Stock
Increase (decrease) in stockholders' (deficit) equity
Accretion of Class A Common Stock to redemption			$ (28,178,166)	$ (31,562,053)
Class B Common Stock | Common Stock
Increase (decrease) in stockholders' (deficit) equity
Balance at the beginning	$ 805	$ 805	$ 0	$ 805
Balance at the beginning (in shares)	8,050,000	8,050,000	0	8,050,000
Accretion of Class A Common Stock to redemption	$ 0
Balance at the end	$ 805	$ 805	$ 805	$ 805
Balance at the end (in shares)	8,050,000	8,050,000	8,050,000	8,050,000
Additional Paid-in Capital
Increase (decrease) in stockholders' (deficit) equity
Balance at the beginning	$ 0	$ 0	$ 0	$ 0
Sale of 1,060,000 Private Placement Shares			10,599,894
Stock compensation				74,503
Accretion of Class A Common Stock to redemption	0	0	(17,533,406)	(74,503)
Offering costs associated with issuance of Public Warrants			565,683
Net loss	0	0
Balance at the end	0	0	0	0
Accumulated Deficit
Increase (decrease) in stockholders' (deficit) equity
Balance at the beginning	(18,809,183)	(10,873,991)	0	(10,873,991)
Accretion of Class A Common Stock to redemption	(1,549,190)	(23,624)	(10,644,761)	(3,309,384)
Net loss	(58,851)	(2,763,995)	(229,230)	(4,625,808)
Balance at the end	(20,417,224)	(13,661,610)	(10,873,991)	(18,809,183)
Balance at the beginning	(18,808,272)	(10,873,080)	0	(10,873,080)
Sale of 1,060,000 Private Placement Shares			$ 10,600,000
Sale of 1,060,000 Private Placement Shares (in shares)			1,060,000
Stock compensation				74,503
Accretion of Class A Common Stock to redemption	(1,549,190)	(23,624)	$ (28,178,166)	(3,383,887)
Offering costs associated with issuance of Public Warrants			565,683
Net loss	(58,851)	(2,763,995)	(229,230)	(4,625,808)
Balance at the end	$ (20,416,313)	$ (13,660,699)	$ (10,873,080)	$ (18,808,272)